Income tax (Details) - GBP (£) £ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Income Taxes [Abstract]
Current period research and development tax credit on qualifying expenditure	£ 1,233	£ 836
Tax expense related to the US operations	(43)	(36)
Total current tax	1,190	800
Change in deferred tax rate	(179)	0
Release of temporary difference relating to intangible asset	31	31
Total deferred tax	(148)	31
Total tax credit for the period	£ 1,042	£ 831